PGIM Corporate Bond Fund
Schedule of Investments (unaudited) as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.4%
Commercial Mortgage-Backed Securities 5.6%
BANK, Series 2019-BN16, Class A3	3.741%	02/15/52	200	$196,713
Benchmark Mortgage Trust, Series 2019-B09, Class A4	3.751	03/15/52	200	194,583
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	250	238,624
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	287	280,387
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050	04/10/49	175	169,624
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	100	98,963
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A4	3.224	07/15/50	100	96,730
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	184	178,894
Series 2016-C31, Class A4	2.840	11/15/49	300	283,042

Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317	10/15/50	200	192,383

Total Commercial Mortgage-Backed Securities (cost $1,995,746)				1,929,943
Corporate Bonds 90.9%
Aerospace & Defense 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes	3.200	03/01/29	30	26,899
Sr. Unsec’d. Notes	5.805	05/01/50	80	80,046
Sr. Unsec’d. Notes	5.930	05/01/60	100	99,360

Lockheed Martin Corp., Sr. Unsec’d. Notes	4.300	06/15/62	65	63,493
				269,798
Agriculture 1.6%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	150	109,862
BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.390	08/15/37	50	42,583
Gtd. Notes	4.700	04/02/27	200	198,099

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668%	03/25/26	100	$89,831
Gtd. Notes	4.448	03/16/28	100	96,276
				536,651
Airlines 1.0%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.500	10/20/25	55	54,786
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	230	237,811
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	40	38,544
Sr. Sec’d. Notes, 144A	4.625	04/15/29	25	22,970
				354,111
Auto Manufacturers 3.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.350	11/01/22	265	265,039
Sr. Unsec’d. Notes	4.950	05/28/27	200	194,440
General Motors Co.,
Sr. Unsec’d. Notes	5.400	04/01/48	135	126,467
Sr. Unsec’d. Notes	6.125	10/01/25	200	210,787

General Motors Financial Co., Inc., Gtd. Notes	4.000	01/15/25	150	149,840
Stellantis Finance US, Inc., Gtd. Notes, 144A	2.691	09/15/31	205	169,264
				1,115,837
Auto Parts & Equipment 0.7%
Aptiv PLC/Aptiv Corp., Gtd. Notes	3.250	03/01/32	35	30,991
BorgWarner, Inc., Sr. Unsec’d. Notes, 144A	5.000	10/01/25	200	205,514
				236,505

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 22.6%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.800%	02/23/28	200	$190,320
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	45	37,203
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	320	270,328
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	305	248,956
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	75	65,296
Sr. Unsec’d. Notes, MTN	2.676(ff)	06/19/41	250	187,318
Sr. Unsec’d. Notes, MTN	3.384(ff)	04/02/26	130	127,202
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	100	97,236
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	240	235,998

BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	200	176,609
BPCE SA (France), Sr. Unsec’d. Notes, 144A	2.375	01/14/25	250	239,213
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	25	22,750
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	55	46,479
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	40	34,981
Sr. Unsec’d. Notes	4.412(ff)	03/31/31	300	293,217
Sub. Notes	4.300	11/20/26	200	199,703
Sub. Notes	4.450	09/29/27	100	99,419
Sub. Notes	4.600	03/09/26	300	302,265

Credit Agricole SA (France), Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27	255	226,399
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	250	218,863
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	1.447(ff)	04/01/25	160	151,172
Sr. Unsec’d. Notes	2.222(ff)	09/18/24	150	145,889
Sr. Unsec’d. Notes	3.950	02/27/23	100	100,511
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.948(ff)	10/21/27	145	130,196
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	65	52,542
Sr. Unsec’d. Notes	3.102(ff)	02/24/33	85	74,302
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	20	19,202
Sub. Notes	5.150	05/22/45	150	150,904

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	1.589(ff)	05/24/27	200	177,813

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	4.709%(c)	07/30/22(oo)	98	$96,805
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	300	245,000
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	150	130,294
Sr. Unsec’d. Notes	2.525(ff)	11/19/41	110	81,675
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	90	76,370
Sr. Unsec’d. Notes	3.328(ff)	04/22/52	55	43,933
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	87,319
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	75	66,923
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	350	347,862
Sub. Notes	2.956(ff)	05/13/31	10	8,794
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	515	426,390
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	225	223,515
Sr. Unsec’d. Notes, MTN	3.971(ff)	07/22/38	235	216,885
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	200	177,344
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25	200	191,016

State Street Corp., Sr. Unsec’d. Notes	2.203(ff)	02/07/28	165	153,203
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.125	09/24/25	200	200,093
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	240	218,057
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	410	359,564
Sr. Unsec’d. Notes, MTN	3.526(ff)	03/24/28	135	129,968
				7,803,296
Beverages 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	240	236,690
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.550	01/23/49	110	117,215
Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	2.750	07/15/26	100	93,684

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages (cont’d.)
Constellation Brands, Inc.,
Gtd. Notes	5.250%	11/15/48	50	$51,273
Sr. Unsec’d. Notes	2.875	05/01/30	80	71,142
				570,004
Biotechnology 0.1%
Regeneron Pharmaceuticals, Inc., Sr. Unsec’d. Notes	2.800	09/15/50	55	38,836
Building Materials 1.1%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950	07/02/64	54	51,011
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400	07/15/31	15	12,664
Sr. Unsec’d. Notes	4.250	12/15/47	50	44,171

Masco Corp., Sr. Unsec’d. Notes	2.000	02/15/31	195	158,487
Owens Corning, Sr. Unsec’d. Notes	4.300	07/15/47	100	89,193
Vulcan Materials Co., Sr. Unsec’d. Notes	3.500	06/01/30	40	37,731
				393,257
Chemicals 1.5%
Celanese US Holdings LLC, Gtd. Notes	1.400	08/05/26	120	106,503
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.600	11/15/50	70	57,442
Sr. Unsec’d. Notes	4.800	05/15/49	55	54,632

Huntsman International LLC, Sr. Unsec’d. Notes	2.950	06/15/31	75	64,981
LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40	145	117,615
Gtd. Notes	3.625	04/01/51	65	52,074
Westlake Corp.,
Sr. Unsec’d. Notes	2.875	08/15/41	15	11,217
Sr. Unsec’d. Notes	3.375	08/15/61	30	21,504

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	4.750%	06/01/28	40	$39,414
				525,382
Commercial Services 1.0%
California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/01/2111	50	49,047
Equifax, Inc., Sr. Unsec’d. Notes	2.350	09/15/31	110	91,948
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	100	86,614
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	160	127,866
				355,475
Computers 0.6%
Fortinet, Inc., Sr. Unsec’d. Notes	2.200	03/15/31	175	144,527
Leidos, Inc.,
Gtd. Notes	2.300	02/15/31	35	28,855
Gtd. Notes	4.375	05/15/30	30	29,001
				202,383
Diversified Financial Services 1.0%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24	40	40,747
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	170	139,843
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	2.172	07/14/28	200	174,063
				354,653
Electric 8.8%
AEP Texas, Inc., Sr. Unsec’d. Notes	3.450	05/15/51	115	90,569

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Commonwealth Edison Co., First Mortgage	4.700%	01/15/44	100	$101,341
Dominion Energy South Carolina, Inc., First Mortgage	4.600	06/15/43	150	145,048
DTE Electric Co., General Ref. Mortgage	3.950	06/15/42	75	69,355
Duke Energy Carolinas LLC, First Mortgage	3.450	04/15/51	90	76,744
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	200	195,168
Entergy Corp., Sr. Unsec’d. Notes	2.950	09/01/26	100	96,377
Interstate Power & Light Co., Sr. Unsec’d. Notes	2.300	06/01/30	150	130,082
Liberty Utilities Finance GP1, Gtd. Notes, 144A	2.050	09/15/30	230	192,298
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	20	18,586
Mississippi Power Co., Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	140	126,664
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.250	06/01/30	22	18,856
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	2.000	12/02/25	35	32,476
Pacific Gas & Electric Co.,
First Mortgage	1.750	06/16/22	300	299,784
First Mortgage	3.950	12/01/47	100	73,016
First Mortgage	4.000	12/01/46	100	73,594

PPL Electric Utilities Corp., First Mortgage	4.750	07/15/43	100	101,808
Progress Energy, Inc., Sr. Unsec’d. Notes	7.000	10/30/31	190	221,877
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	3.650	09/01/42	75	67,211
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	1.600	08/15/30	53	42,929
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	400	395,984
Puget Sound Energy, Inc., First Mortgage	2.893	09/15/51	20	15,187

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

RGS AEGCO Funding Corp., Sec’d. Notes, Series F	9.820%	12/07/22	1	$1,099
San Diego Gas & Electric Co., First Mortgage	4.300	04/01/42	75	68,850
Southern California Edison Co., First Ref. Mortgage	5.500	03/15/40	200	205,028
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550	07/15/24	150	147,729
Sr. Sec’d. Notes, 144A	3.700	01/30/27	45	42,290
				3,049,950
Electronics 0.2%
Amphenol Corp., Sr. Unsec’d. Notes	2.200	09/15/31	100	83,110
Engineering & Construction 0.5%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	5.500	07/31/47	200	160,184
Entertainment 0.4%
Magallanes, Inc.,
Gtd. Notes, 144A	5.050	03/15/42	20	18,231
Gtd. Notes, 144A	5.141	03/15/52	140	125,245
Gtd. Notes, 144A	5.391	03/15/62	10	8,904
				152,380
Environmental Control 0.3%
Waste Connections, Inc., Sr. Unsec’d. Notes	2.200	01/15/32	100	84,193
Foods 1.4%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.000	02/02/29	35	31,195
Gtd. Notes, 144A	3.000	05/15/32	55	46,178

Kraft Heinz Foods Co., Gtd. Notes	5.000	07/15/35	37	36,859

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)

Mars, Inc., Gtd. Notes, 144A	3.600%	04/01/34	25	$23,448
Mondelez International, Inc., Sr. Unsec’d. Notes	2.625	03/17/27	130	122,779
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	2.625	09/13/31	205	169,618
Tyson Foods, Inc., Sr. Unsec’d. Notes	5.100	09/28/48	50	51,625
				481,702
Healthcare-Services 2.7%
AHS Hospital Corp., Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	30	22,280
Anthem, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	100	98,495
HCA, Inc.,
Sr. Sec’d. Notes	5.000	03/15/24	100	102,408
Sr. Sec’d. Notes	5.250	06/15/49	50	47,465
Sr. Sec’d. Notes	5.500	06/15/47	25	24,594
Sr. Sec’d. Notes, 144A	3.125	03/15/27	130	122,540

Mayo Clinic, Unsec’d. Notes	3.774	11/15/43	85	79,739
OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	35	28,721
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	55	42,497
Sentara Healthcare, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	100	78,590
Texas Health Resources, Sec’d. Notes	4.330	11/15/55	130	133,190
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.900	05/15/50	130	100,508
Sr. Unsec’d. Notes	3.050	05/15/41	80	66,814
				947,841
Housewares 0.3%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	12/01/24	100	99,545

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 2.1%
Arch Capital Finance LLC, Gtd. Notes	5.031%	12/15/46	100	$100,589
Berkshire Hathaway Finance Corp., Gtd. Notes	3.850	03/15/52	190	169,189
Chubb INA Holdings, Inc.,
Gtd. Notes	2.850	12/15/51	95	72,491
Gtd. Notes	3.050	12/15/61	55	41,389

CNA Financial Corp., Sr. Unsec’d. Notes	3.900	05/01/29	80	77,074
Corebridge Financial, Inc., Sr. Unsec’d. Notes, 144A	3.650	04/05/27	45	43,663
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50	110	88,619
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.900	09/15/51	35	25,724
Markel Corp., Sr. Unsec’d. Notes	3.450	05/07/52	140	110,194
				728,932
Iron/Steel 0.1%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	2.800	12/15/24	20	19,585
Sr. Unsec’d. Notes	3.250	01/15/31	25	22,891
				42,476
Lodging 0.3%
Marriott International, Inc., Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	100	104,850
Machinery-Diversified 0.1%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	55	45,417
Media 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.500	06/01/41	15	10,992
Sr. Sec’d. Notes	3.700	04/01/51	170	119,738

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, (cont’d.)
Sr. Sec’d. Notes	3.900%	06/01/52	20	$14,544
Sr. Sec’d. Notes	6.384	10/23/35	180	188,469

Cox Communications, Inc., Gtd. Notes, 144A	2.950	10/01/50	135	94,670
Discovery Communications LLC,
Gtd. Notes	3.950	06/15/25	28	27,770
Gtd. Notes	4.000	09/15/55	78	58,270

FactSet Research Systems, Inc., Sr. Unsec’d. Notes	2.900	03/01/27	75	70,931
Paramount Global, Sr. Unsec’d. Notes	5.250	04/01/44	50	46,167
				631,551
Mining 2.5%
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500	09/15/38	75	93,258
Freeport-McMoRan, Inc., Gtd. Notes	4.375	08/01/28	200	193,704
Kinross Gold Corp. (Canada), Gtd. Notes	5.950	03/15/24	300	310,684
Newmont Corp., Gtd. Notes	2.800	10/01/29	200	181,627
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.400	02/01/43	100	99,496
				878,769
Miscellaneous Manufacturing 1.2%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	2.200	03/01/32	230	186,956
Hillenbrand, Inc., Gtd. Notes	5.000	09/15/26	100	97,776
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	65	64,519
Textron, Inc., Sr. Unsec’d. Notes	2.450	03/15/31	75	63,890
				413,141

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Office/Business Equipment 0.1%
Xerox Corp., Sr. Unsec’d. Notes	4.625%	03/15/23	20	$20,000
Oil & Gas 3.8%
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250	03/15/38	100	109,935
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	2.650	01/15/32	10	8,530
Sr. Unsec’d. Notes	4.250	04/15/27	200	200,051
Sr. Unsec’d. Notes	5.250	06/15/37	125	124,916
Sr. Unsec’d. Notes	5.400	06/15/47	15	15,220

ConocoPhillips Co., Gtd. Notes	4.300	11/15/44	55	53,534
Devon Energy Corp., Sr. Unsec’d. Notes	5.000	06/15/45	55	53,674
Diamondback Energy, Inc.,
Gtd. Notes	3.125	03/24/31	60	53,546
Gtd. Notes	4.250	03/15/52	45	39,379

Helmerich & Payne, Inc., Sr. Unsec’d. Notes, 144A	2.900	09/29/31	90	78,219
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	90	86,585
Ovintiv Exploration, Inc., Gtd. Notes	5.625	07/01/24	200	207,873
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.600	01/03/31	65	63,859
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.950	01/28/31	100	84,269
Gtd. Notes	6.350	02/12/48	60	42,015
Gtd. Notes, MTN	6.750	09/21/47	80	57,978

Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.750	03/04/51	50	42,055
				1,321,638
Packaging & Containers 1.5%
Amcor Flexibles North America, Inc., Gtd. Notes	2.690	05/25/31	65	56,007
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32	60	54,526

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Berry Global, Inc.,
Sr. Sec’d. Notes	0.950%	02/15/24	90	$85,934
Sr. Sec’d. Notes	1.570	01/15/26	130	118,305

Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512	04/15/26	75	67,286
Sealed Air Corp., Sr. Sec’d. Notes, 144A	1.573	10/15/26	85	74,777
Sonoco Products Co., Sr. Unsec’d. Notes	3.125	05/01/30	70	63,778
				520,613
Pharmaceuticals 3.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	95	87,183
Sr. Unsec’d. Notes	4.250	11/21/49	20	18,335
Sr. Unsec’d. Notes	4.400	11/06/42	130	123,232
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	3.900	03/15/62	35	30,692
Sr. Unsec’d. Notes	4.625	05/15/44	100	102,195
Cigna Corp.,
Gtd. Notes	4.900	12/15/48	150	148,892
Sr. Unsec’d. Notes	2.375	03/15/31	25	21,400
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	100	81,779
Sr. Unsec’d. Notes	2.700	08/21/40	55	41,528
Sr. Unsec’d. Notes	4.780	03/25/38	100	98,945
Sr. Unsec’d. Notes	5.125	07/20/45	100	100,379

Mylan, Inc., Gtd. Notes	5.200	04/15/48	40	35,391
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	140	136,027
Viatris, Inc., Gtd. Notes	3.850	06/22/40	25	19,489
				1,045,467
Pipelines 6.2%
Boardwalk Pipelines LP, Gtd. Notes	3.400	02/15/31	100	88,491

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250%	05/15/30	90	$83,545
El Paso Natural Gas Co. LLC, Gtd. Notes, 144A	3.500	02/15/32	145	130,541
Energy Transfer LP,
Sr. Unsec’d. Notes	5.000	05/15/50	45	40,076
Sr. Unsec’d. Notes	5.400	10/01/47	150	137,903
Sr. Unsec’d. Notes	6.250	04/15/49	15	15,231
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	15	14,915
Enterprise Products Operating LLC,
Gtd. Notes	4.800	02/01/49	70	66,669
Gtd. Notes	4.850	03/15/44	100	95,632

Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	2.300	10/01/31	100	83,819
Kinder Morgan, Inc., Gtd. Notes	3.600	02/15/51	50	38,442
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.250	06/01/30	60	55,114
Sr. Unsec’d. Notes	4.200	10/03/47	80	69,647

Midwest Connector Capital Co. LLC, Gtd. Notes, 144A	3.900	04/01/24	75	74,539
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	95	81,713
Sr. Unsec’d. Notes	3.500	12/01/22	35	35,160
Sr. Unsec’d. Notes	4.000	03/15/28	45	43,661
Sr. Unsec’d. Notes	4.500	07/15/23	110	111,221
Sr. Unsec’d. Notes	4.950	03/14/52	120	109,800
Sr. Unsec’d. Notes	5.200	12/01/47	75	70,747

Northern Natural Gas Co., Sr. Unsec’d. Notes, 144A	3.400	10/16/51	25	19,558
ONEOK, Inc.,
Gtd. Notes	2.200	09/15/25	150	140,545
Gtd. Notes	3.100	03/15/30	45	39,857
Gtd. Notes	4.350	03/15/29	2	1,945
Gtd. Notes	4.500	03/15/50	30	25,837
Gtd. Notes	4.950	07/13/47	150	136,578

Targa Resources Corp., Gtd. Notes	4.950	04/15/52	20	18,291
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	3.950	05/15/50	80	68,787

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Western Midstream Operating LP, Sr. Unsec’d. Notes	5.750%(cc)	02/01/50	10	$8,822
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.300	03/04/24	200	202,184
Sr. Unsec’d. Notes	5.100	09/15/45	30	29,205
				2,138,475
Real Estate 0.6%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	200	198,231
Real Estate Investment Trusts (REITs) 6.6%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24	75	74,692
Sr. Unsec’d. Notes	4.050	07/01/30	15	14,183
Sr. Unsec’d. Notes	4.125	06/15/26	200	198,434

Broadstone Net Lease LLC, Gtd. Notes	2.600	09/15/31	160	133,467
CubeSmart LP, Gtd. Notes	2.250	12/15/28	50	43,981
Duke Realty LP, Sr. Unsec’d. Notes	1.750	02/01/31	100	82,236
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	100	97,632
Gtd. Notes	4.000	01/15/31	170	154,964
Gtd. Notes	5.375	11/01/23	60	60,845

Healthpeak Properties, Inc., Sr. Unsec’d. Notes	2.125	12/01/28	145	128,467
Invitation Homes Operating Partnership LP, Gtd. Notes	2.300	11/15/28	45	39,200
Kimco Realty Corp., Sr. Unsec’d. Notes	3.200	04/01/32	125	113,657
Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	2.625	11/15/31	115	94,949
SITE Centers Corp., Sr. Unsec’d. Notes	3.625	02/01/25	306	302,053

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Sun Communities Operating LP, Gtd. Notes	2.300%	11/01/28	85	$74,469
Ventas Realty LP, Gtd. Notes	3.500	02/01/25	295	291,939
VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28	110	109,529
Welltower, Inc.,
Sr. Unsec’d. Notes	2.750	01/15/31	50	44,039
Sr. Unsec’d. Notes	2.800	06/01/31	185	163,607

WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33	65	51,643
				2,273,986
Retail 2.3%
Alimentation Couche-Tard, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.800	01/25/50	100	81,172
AutoNation, Inc.,
Sr. Unsec’d. Notes	3.850	03/01/32	90	81,106
Sr. Unsec’d. Notes	4.750	06/01/30	165	162,230

AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31	120	96,118
Best Buy Co., Inc., Sr. Unsec’d. Notes	1.950	10/01/30	200	165,916
Tractor Supply Co., Sr. Unsec’d. Notes	1.750	11/01/30	160	130,025
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.100	04/15/50	100	85,290
				801,857
Semiconductors 2.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	40	39,050
Broadcom, Inc.,
Gtd. Notes, 144A	2.450	02/15/31	135	111,411
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	303	260,597
Microchip Technology, Inc.,
Gtd. Notes	4.250	09/01/25	70	69,558
Sr. Sec’d. Notes	0.972	02/15/24	240	228,760

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors (cont’d.)

NXP BV/NXP Funding LLC/NXP USA, Inc. (China), Gtd. Notes, 144A	3.150%	05/01/27	75	$70,920
				780,296
Shipbuilding 0.3%
Huntington Ingalls Industries, Inc., Gtd. Notes	3.483	12/01/27	100	96,053
Software 0.5%
Broadridge Financial Solutions, Inc., Sr. Unsec’d. Notes	2.600	05/01/31	60	51,342
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.100	03/01/41	35	27,456
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	60	43,077
Sr. Unsec’d. Notes	3.900	05/15/35	45	38,596
				160,471
Telecommunications 2.8%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.100	02/01/43	60	46,444
Sr. Unsec’d. Notes	3.500	06/01/41	270	224,533
Sr. Unsec’d. Notes	3.550	09/15/55	139	107,655
Sr. Unsec’d. Notes	3.650	09/15/59	22	16,922

Motorola Solutions, Inc., Sr. Unsec’d. Notes	2.300	11/15/30	200	163,863
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	3.000	02/15/41	105	80,157
Sr. Sec’d. Notes	3.875	04/15/30	210	198,764

Verizon Communications, Inc., Sr. Unsec’d. Notes	2.650	11/20/40	175	132,473
				970,811

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 0.5%
FedEx Corp., Gtd. Notes	4.500%	02/01/65	100	$90,362
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	1.750	09/01/26	95	86,152
				176,514
Trucking & Leasing 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.200	11/15/25	80	72,639
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	90	81,630
				154,269
Water 0.3%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750	09/01/47	100	87,547

Total Corporate Bonds (cost $35,199,634)				31,406,457
Municipal Bonds 0.3%
Michigan 0.2%
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122	60	56,848
Texas 0.1%
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	50	44,324

Total Municipal Bonds (cost $110,000)				101,172

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bond 0.6%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes (cost $250,000)	2.659%	05/24/31	250	$209,515

Total Long-Term Investments (cost $37,555,380)				33,647,087

	Shares
Short-Term Investment 1.7%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $592,559)	592,559	592,559

TOTAL INVESTMENTS 99.1% (cost $38,147,939)		34,239,646
Other assets in excess of liabilities(z) 0.9%		320,320

Net Assets 100.0%		$34,559,966

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Futures contracts outstanding at April 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
9	2 Year U.S. Treasury Notes	Jun. 2022	$1,897,313	$(33,409)
4	20 Year U.S. Treasury Bonds	Jun. 2022	562,750	(55,662)
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	481,313	(57,856)
				(146,927)
Short Positions:
4	10 Year U.S. Treasury Notes	Jun. 2022	476,625	27,167
15	10 Year U.S. Ultra Treasury Notes	Jun. 2022	1,935,000	166,269
				193,436
				$46,509
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).